SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-          SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.	Shares repurchase:

On July 11, 2024, the Company announced the expansion of the Company’s on-going share repurchase program by an additional $2,000. Under the share repurchase program, as extended, the Company is authorized to continue to repurchase up to $325 each quarter.

As of September 30, 2025, the Company repurchased ordinary shares for an aggregate amount of $16,647.6 During the nine months ended September 30, 2025, and 2024, the Company repurchased 4,649,644, and 5,927,437 shares for an aggregate amount of $975 and $975, respectively.

c.	Stock Options, RSUs and PSUs:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014 and in July 2018: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance stock units (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four years of employment. Options, RSUs and PSUs that are cancelled or forfeited before expiration become available for future grants. RSUs generally vest over a four years period of employment from the grant date while PSUs generally vest over a two to four years period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s non-employee directors receive on an annual basis options and RSUs grant. Following the amendments to the Equity Incentive Plans in July 2018, commencing December 31, 2018, on December 31 of each year, the number of Reserved and Authorized Shares (as defined below) under both Equity Incentive Plans together shall be annually reset on such date to equal 10% of the sum of (i) the number of ordinary shares issued and outstanding on such date and (ii) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date (provided, however, that in no event shall the number of Reserved and Authorized Shares be less than the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding awards granted under the Equity Incentive Plans as of such date).

The number of “Reserved and Authorized Shares” under the Equity Plans shall equal the sum of (i) the number of ordinary shares reserved and authorized under the Equity Incentive Plans for outstanding options, RSUs, PSUs and other awards granted under the Equity Incentive Plans as of such date, and (ii) the number of ordinary shares reserved, authorized and available for issuance under the Equity Incentive Plans on such date.

The following table set forth the weighted average assumptions used in computation of the options granted for the nine months period ended September 30, 2025:

Year ended September 30, 2025
Employee Stock Options
Expected volatility	25.61%
Risk-free interest rate	3.74%
Dividend yield	0.0%
Expected term (years)	4.42

As of September 30, 2025, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

Stock Options outstanding	3,487,522
RSU outstanding	2,291,890
PSU outstanding	479,938
Ordinary shares available for issuance under the Equity Incentive Plans	5,102,685

Total Reserved and Authorized Shares as of September 30, 2025	11,362,035

As of September 30, 2025, the aggregate number of shares, stock options, RSU and PSU outstanding is 113,620,345.

A summary of the Company’s stock option activity and related information is as follows:

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted Average Remaining Contractual Life (Years)
	September 30, 2025

Outstanding at beginning of year	5,712,254	$122.42	$367.18	2.72
Granted	418,246	$194.71
Exercised	(2,575,062)	$114.18
Forfeited	(67,916)	$132.72

Outstanding at September 30, 2025	3,487,522	$136.77	$245.18	3.65

Exercisable at September 30, 2025	2,334,030	$122.26	$197.58	2.59

The weighted average fair values at grant date of options granted for the nine months ended September 30, 2025 and the year ended December 31, 2024 with an exercise price equal to the market value at the date of grant were $54.1, and $51.7 per share, respectively.

The total intrinsic value of options exercised during the nine months ended September 30, 2025 and the year ended December 31, 2024 was $254.8 and $81.0, respectively.

The aggregate intrinsic value of the outstanding stock options as of September 30, 2025, and December 31, 2024, represents the intrinsic value of 3,434,686 and 5,712,254 outstanding options that are in-the-money as of such dates. As of September 30, 2025, 52,836 outstanding options are out-of-the-money and their intrinsic value was considered to be zero. As of December 31, 2024, all outstanding options are in-the-money.

A summary of the Company’s RSUs and PSUs activity is as follows:

	September 30, 2025			Weighted-Average Grant Date Fair Value Per Share
	RSUs	PSUs	Total	RSUs	PSUs

Unvested at beginning of year	2,120,275	384,498	2,504,773	$138.1	$144.3
Granted	1,140,736	270,104	1,410,840	$212.0	$207.9
Vested	(748,661)	(42,546)	(791,207)	$212.6	$217.4
Forfeited	(220,460)	(132,118)	(352,578)	$156.2	$142.6

	2,291,890	479,938	2,771,828	$175.0	$181.9

The weighted average fair values at grant date of RSUs and PSUs granted for the nine months ended September 30, 2025, and the year ended December 31, 2024, were $211.3 and $161.0 per share, respectively.

The total fair value of shares vested during the nine months ended September 30, 2025 and the year ended December, 31 2024 was $168.4, and $158.4, respectively.

As of September 30, 2025, the Company had approximately $480.0 of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s and PSU’s, expected to be recognized over a weighted average period of 1.76 years.

d.	Employee Stock Purchase Plan (“ESPP”):

In 1996, the Company adopted an ESPP, which was subsequently amended in 2015. Following these amendments, starting with the purchase period on February 1, 2017, a total of 568,478 ordinary shares were designated for issuance under the US ESPP. On June 19, 2019, the allocation for the US ESPP was increased to 750,000 shares. As well, following amendments of 2015 year, for employees outside the United States, 1,096,795 ordinary shares were authorized for issuance under the Non-US ESPP. On January 16, 2024, the Non-US ESPP was increased by 700,000 ordinary shares, bringing the total allocation for the Non-US ESPP to 1,796,795 ordinary shares.

On September 3, 2025, the Non-US ESPP was increased by 1,000,000 ordinary shares, bringing the total allocation for the Non-US ESPP to 2,796,795 ordinary shares. As well, on September 3, 2025, the US ESPP was increased by 500,000 ordinary shares, bringing the total allocation for the Non-US ESPP to 1,250,000 ordinary shares.

As of September 30, 2025, 3,400,717 ordinary shares had been issued under the amended ESPP plan.

Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 single shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

The following table set forth the weighted average assumptions used in computation of the ESPP for the nine months period ended September 30, 2025:

Year ended September 30, 2025
Employee Stock Purchase Plan
Expected volatility	35.33%
Risk-free interest rate	4.27%
Dividend yield	0.0%
Expected term (years)	0.5

During the nine months ended September 30, 2025, and the year ended December 31, 2024, employees purchased 362,533 and 381,859 ordinary shares at average prices of $156.5 and $124.8 per share, respectively.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the nine months ended September 30, 2025, and for the year ended December 31, 2024, the Company recognized $15.0 and $13.7, respectively, of compensation expense in connection with the ESPP.

e.	Stock-Based Compensation:

Stock-based compensation expense related to stock options, RSUs, PSUs and ESPP is included in the consolidated statements of income as follows:

	Nine Months Ended September 30,
	2025	2024

Cost of revenues	$10.0	$6.5
Research and development	55.7	42.3
Selling and marketing	57.1	46.2
General and administrative	26.4	24.9

	$149.2	$119.9